Segment Information and Major Customers (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Information and Major Customers [Abstract]
Percentage of customers revenue	44.00%	38.00%	37.00%